UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2015 (Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 79.8%
Aerospace & Defense - 1.5%
Bombardier, Inc.
6.125%, 01/15/2023 (a) (g)	4,327,000		$4,089,015

Banks - 8.8%
Ally Financial, Inc.
8.000%, 12/31/2018	6,916,000		7,832,370
Novo Banco SA
N/A, 02/19/2049 (a) (g) (i)	EUR	8,635,000	1,805,138
N/A, 04/09/2052 (g) (i)	EUR	213,000	39,714
SquareTwo Financial Corp.
11.625%, 04/01/2017	15,009,000		14,258,550
			23,935,772
Building Products - 0.1%
Calcipar SA
6.875%, 05/01/2018 (a) (g)	400,000		405,000

Chemicals - 1.7%
Kleopatra Acquisition Corp.
11.000%, 08/15/2017 (a) (c) (e) (g)	EUR	2,061,470	2,399,333
Pinnacle Agriculture Holdings LLC
9.000%, 11/15/2020 (a)	2,259,000		2,304,180
			4,703,513
Construction Materials - 9.3%
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,760,000		15,177,280
Summit Materials Holdings LP
10.500%, 01/31/2020	9,031,000		9,979,255
			25,156,535
Containers & Packaging - 0.1%
Multi-Color Corp.
6.125%, 12/01/2022 (a)	366,000		370,118

Diversified Consumer Services - 0.6%
24 Hour Fitness Worldwide, Inc.
8.000%, 06/01/2022 (a)	1,843,000		1,502,045

Diversified Telecommunication Services - 1.8%
Windstream Corp.
7.750%, 10/15/2020	4,637,000		4,810,888

Electric Utilities - 1.6%
Dynegy, Inc.
7.625%, 11/01/2024 (a)	1,835,000		1,896,931
7.375%, 11/01/2022 (a)	1,501,000		1,549,782
6.750%, 11/01/2019 (a)	789,000		811,684
			4,258,397
Electronic Equipment, Instruments & Components - 4.2%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	9,594,000		8,994,375

	Par†		Value
HIGH YIELD SECURITIES - 79.8% (continued)
Electronic Equipment, Instruments & Components - 4.2% (continued)
Flextronics International Ltd.
5.000%, 02/15/2023 (g)	2,250,000		$2,340,000
			11,334,375
Food & Staples Retailing - 1.1%
Brake Bros Ltd.
7.125%, 12/15/2018 (a) (g)	GBP	1,903,000	2,905,721

Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp.
9.000%, 07/01/2020	3,583,000		3,726,320
Isle Of Capri Casinos, Inc.
5.875%, 03/15/2021	6,831,000		7,087,162
			10,813,482
Household Durables - 0.9%
Algeco Scotsman Global Sarl
10.750%, 10/15/2019 (a) (d) (e) (g)	352,000		269,280
Masonite International Corp.
8.250%, 04/15/2021 (a) (g)	1,801,000		1,913,562
The Hillman Group, Inc.
6.375%, 07/15/2022 (a)	364,000		353,080
			2,535,922
Household Products - 1.5%
Harbinger Group, Inc.
7.875%, 07/15/2019	3,479,000		3,670,345
7.750%, 01/15/2022	471,000		473,355
			4,143,700
Independent Power and Renewable Electricity Producers - 2.1%
NRG Energy, Inc.
6.625%, 03/15/2023	5,525,000		5,732,188

Insurance - 2.9%
Towergate Finance PLC
10.500%, 02/15/2019 (a) (d) (e) (f) (g)	GBP	7,634,000	1,379,805
8.500%, 02/15/2018 (a) (d) (e) (f) (g)	GBP	4,600,000	6,097,120
5.753%, 02/15/2018 (a) (b) (d) (e) (f) (g)	GBP	360,000	477,166
			7,954,091
Internet Software & Services - 0.9%
Bankrate, Inc.
6.125%, 08/15/2018 (a)	2,582,000		2,536,815

IT Services - 0.9%
iPayment Investors LP
9.500%, 12/15/2019 (a)	2,562,863		2,332,205

Life Sciences Tools & Services - 0.2%
Pharmaceutical Products Developement, Inc.
9.375%, 10/15/2017 (a) (c)	654,000		667,080

Media - 7.9%
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	2,147,000		2,098,692

	Par†	Value
HIGH YIELD SECURITIES - 79.8% (continued)
Media - 7.9% (continued)
Charter Communications, Inc.
6.625%, 01/31/2022	1,842,000	$1,947,915
Clear Channel Outdoor, Inc., Series B
7.625%, 03/15/2020	5,597,000	5,904,835
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (g)	1,435,000	1,417,063
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (a)	1,821,000	1,943,918
Sirius XM Holdings, Inc.
4.625%, 05/15/2023 (a)	4,260,000	3,993,750
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	1,497,000	2,065,315
Virgin Media, Inc.
6.375%, 04/15/2023 (a) (g)	1,873,000	1,994,745
		21,366,233
Multiline Retail - 1.5%
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	5,170,000	4,213,550

Multi-Utilities - 1.3%
Calpine Corp.
7.875%, 01/15/2023 (a)	3,053,000	3,419,360
5.875%, 01/15/2024 (a)	215,000	228,975
		3,648,335
Oil, Gas & Consumable Fuels - 5.9%
Bill Barrett Corp.
7.000%, 10/15/2022	7,699,000	6,390,170
Hilcorp Energy I LP (Hilcorp Finance Co.)
8.000%, 02/15/2020 (a)	1,950,000	1,989,000
7.625%, 04/15/2021 (a)	425,000	431,375
SandRidge Energy, Inc.
7.500%, 02/15/2023	5,000,000	3,350,000
7.500%, 03/15/2021	5,761,000	4,003,895
		16,164,440
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc.
7.375%, 05/01/2018	1,819,000	1,859,927

Software - 3.5%
Datatel, Inc.
9.625%, 12/01/2018 (a) (c)	1,433,000	1,433,000
Epicor Software Corp.
9.000%, 06/15/2018 (a) (c)	6,045,000	6,165,900
TIBCO Software, Inc.
11.375%, 12/01/2021 (a)	1,905,000	1,874,044
		9,472,944
Specialty Retail - 5.5%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	4,085,000	3,359,913

	Par†	Value
HIGH YIELD SECURITIES - 79.8% (continued)
Specialty Retail - 5.5% (continued)
J.C. Penney Corp., Inc.
8.125%, 10/01/2019	6,302,000	$5,797,840
7.950%, 04/01/2017	298,000	293,530
5.750%, 02/15/2018	1,589,000	1,438,045
5.650%, 06/01/2020	2,516,000	2,075,700
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (a)	1,979,000	2,038,370
		15,003,398
Textiles, Apparel & Luxury Goods - 2.3%
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (c)	294,000	304,290
9.250%, 06/15/2021 (a)	5,391,000	5,835,758
		6,140,048
Wireless Telecommunication Services - 7.0%
GCI, Inc.
8.625%, 11/15/2019	7,800,000	8,141,250
6.750%, 06/01/2021	6,100,000	6,084,750
Sprint Corp.
7.875%, 09/15/2023	1,642,000	1,664,577
T-Mobile USA, Inc.
6.625%, 11/15/2020	1,800,000	1,871,550
6.375%, 03/01/2025	648,000	665,010
6.000%, 03/01/2023	560,000	572,600
		18,999,737
TOTAL HIGH YIELD SECURITIES (amortized cost $234,587,125)		217,055,474

LEVERAGED LOANS - 55.0%
Building Products - 1.0%
Gypsum Management & Supply, Inc., TL 2L 03/14
7.750%, 04/01/2022 (b)	2,661,800	2,621,873

Chemicals - 0.1%
Emerald Performance Materials LLC, TL 2L 07/14
7.750%, 08/01/2022 (b)	268,490	262,407

Diversified Consumer Services - 0.9%
24 Hour Fitness Worldwide, Inc., TL 1L B 05/14
4.750%, 05/28/2021 (b)	2,660,572	2,580,755

Diversified Telecommunication Services - 0.9%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	2,143,669	2,109,370
The Telx Group, Inc., TL 2L 04/14
7.500%, 04/09/2021 (b)	352,020	344,980
		2,454,350
Energy Equipment & Services - 0.5%
Sabine Oil & Gas LLC, TL 2L 12/12
8.750%, 12/31/2018 (b)	1,888,290	1,243,911

Par†	Value
LEVERAGED LOANS - 55.0% (continued)
Food & Staples Retailing - 8.2%
Brake Bros Ltd., TL 2L D2 10/07
6.419%, 03/13/2017 (b) (g)	GBP	10,339,988	$14,970,650
California Pizza Kitchen, Inc., TL 1L 03/13
5.250%, 03/29/2018 (b)	5,801,589	5,610,136
Grocery Outlet, Inc., TL 2L 09/14
9.250%, 10/21/2022 (b)	1,754,710	1,728,389
22,309,175
Food Products - 4.6%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b) (g)	3,800,000	3,800,000
CSM Bakery Products, TL 2L 07/13
8.750%, 07/03/2021 (b)	5,300,000	5,074,750
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b)	3,800,000	3,752,500
12,627,250
Health Care Providers & Services - 4.9%
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	1,738,942	1,751,984
CRC Health Group, Inc., TL 2L 03/14
9.000%, 09/28/2021 (b)	11,327,530	11,620,177
13,372,161
Health Care Technology - 0.6%
ABILITY Network, Inc., TL 1L 05/14
6.000%, 05/14/2021 (b)	1,056,421	1,051,139
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	545,410	531,775
1,582,914
Hotels, Restaurants & Leisure - 5.4%
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	1,739,548	1,809,130
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08
7.005%, 03/01/2017 (b) (d) (e) (j)	10,469,808	9,388,904
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14
9.750%, 01/28/2018 (b) (d) (e) (j)	4,028,914	3,610,290
14,808,324
Household Durables - 0.1%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (c) (d) (e) (g) (k)	336,598	276,684

Household Products - 1.0%
The Sun Products Corp., TL 1L B 03/13
5.500%, 03/23/2020 (b)	2,810,670	2,707,041

Insurance - 0.3%
AssuredPartners, Inc., TL 2L 03/14
7.750%, 04/02/2022 (b)	17,217	16,657
Towergate Finance PLC, REV 1L 05/13
N/A, 11/15/2017 (b) (d) (e) (g) (k)	GBP	609,801	824,341
840,998

	Par†	Value
LEVERAGED LOANS - 55.0% (continued)
IT Services - 3.4%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	9,522,742	$9,367,998

Leisure Products - 1.0%
BRG Sports, TL 2L 04/14
10.250%, 04/15/2022 (b)	2,809,440	2,837,534

Media - 3.0%
Catalina Marketing Corp., TL 1L 04/14
4.500%, 04/09/2021 (b)	2,834,660	2,701,785
Catalina Marketing Corp., TL 2L 04/14
7.750%, 04/11/2022 (b)	1,155,960	1,046,144
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	128,930	127,963
Lee Enterprises, Inc., TL 1L 03/14
7.250%, 03/31/2019 (b)	4,153,129	4,153,130
		8,029,022
Oil, Gas & Consumable Fuels - 1.1%
MEG Energy Corp., TL 1L B New
3.750%, 03/31/2020 (b) (g)	2,000,720	1,888,490
Sheridan Production Co. LLC, TL 1L B2 10/12
4.250%, 10/01/2019 (b)	924,047	827,022
Sheridan Production Co. LLC, TL 1L B2 I-A 10/12
4.250%, 10/01/2019 (b)	122,444	109,587
Sheridan Production Co. LLC, TL 1L B2 I-M 10/12
4.250%, 10/01/2019 (b)	74,789	66,936
		2,892,035
Paper & Forest Products - 0.9%
Wilton Brands, Inc., TL 1L B 08/12
7.500%, 08/30/2018 (b)	2,543,127	2,390,539

Real Estate Management & Development - 0.5%
Altisource Solutions Sarl, TL 1L B 11/13
4.500%, 12/09/2020 (b) (g)	1,661,240	1,258,389

Software - 10.0%
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/24/2022 (b)	786,990	778,136
iParadigms Holdings LLC, TL 2L 07/14
8.250%, 07/29/2022 (b)	5,719,710	5,641,064
Misys Ltd., TL 2L 06/12
12.000%, 06/12/2019	1,000,000	1,087,000
RedPrairie Corp., TL 1L 12/13
6.000%, 12/21/2018 (b)	475,210	452,241
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	11,670,867	9,715,997
TIBCO Software, Inc., TL 1L 10/14
6.500%, 10/31/2020 (b)	7,436,551	7,282,243
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,419,898	2,226,306
		27,182,987

	Par†	Value
LEVERAGED LOANS - 55.0% (continued)
Specialty Retail - 3.6%
David’s Bridal, Inc., Initial Term Loan
5.250%, 10/11/2019 (b)	3,720,850	$3,525,506
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	8,959,408	6,224,190
		9,749,696
Technology Hardware, Storage & Peripherals - 0.6%
Websense, Inc., TL 2L 05/13
8.250%, 12/24/2020 (b)	1,902,351	1,731,139

Trading Companies & Distributors - 2.4%
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	6,411,140	6,491,279
TOTAL LEVERAGED LOANS (amortized cost $156,304,783)		149,618,461

	Shares
COMMON STOCKS - 3.6%
Banks - 0.6%
Ally Financial, Inc. (f)	81,659	1,527,840

Health Care Providers & Services - 2.8%
Amedisys, Inc. (d) (e) (f)	271,040	7,637,907

IT Services - 0.2%
iPayment Investors LP (e) (f)	160,426	596,785
TOTAL COMMON STOCKS (cost $6,404,869)		9,762,532

PREFERRED STOCKS - 1.3%
Banks - 1.2%
Ally Financial, Inc.
7.000% (a)	1,125	1,125,035
Barclays Bank PLC, Series 5
8.125% (g)	81,469	2,142,635
BCP Finance Co.
2.615% (b) (g) (f)	53,000	34,664
4.492% (b) (g) (f)	55,000	37,725
		3,340,059
Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp., Series Z
8.375% (f)	25,000	102,500
Federal National Mortgage Association, Series S
8.250% (f)	25,000	100,750
		203,250
TOTAL PREFERRED STOCKS (cost $3,513,842)		3,543,309

	Units
ESCROW UNIT - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Edison Mission Energy	1,276,831	42,135

TOTAL ESCROW UNIT (cost $197,909)		42,135
TOTAL INVESTMENTS (amortized cost $401,008,528††) (h) - 139.7%		$380,021,911
LIABILITIES EXCEEDING OTHER ASSETS, NET - (39.7)%		(108,062,687)
NET ASSETS - 100.0%		$271,959,224

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2015, the tax basis cost of the Fund’s investments was $401,008,527 and the unrealized appreciation and depreciation were $8,836,747 and $(29,823,363), respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of January 31, 2015 was $98,472,840, which represents 36.2% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2015.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2015 was $29,961,497 and represented 11.0% of net assets.

(e)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2015 was $32,957,615 and represented 12.1% of net assets.
(f)	Non-income producing security.
(g)	Non-U.S security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(i)	Zero coupon security.
(j)	Security in default.
(k)	Unsettled bank loan. Interest rate not available as of January 31, 2015.

EUR	Euro
GBP	Great British Pound

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Par/Shares	date(s)	Cost	Value	Assets
Algeco Scotsmand Global Sarl, 10.750%, 10/15/2019	352,000	12/12/2014	$282,912	$269,280	0.1%
Algeco Scotsman Global Sarl, TL PIK 04/13, 15.750%, 05/01/2018	336,598	09/17/2013	320,355	276,684	0.1%
Amedisys, Inc., Common Stock	271,040	08/05/2013 – 08/08/2013	3,799,455	7,637,907	2.8%
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08, 7.005%, 03/01/2017	10,469,808	05/07/2014 – 09/16/2014	9,904,827	9,388,904	3.5%
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14, 9.750%, 01/28/2018	4,028,914	05/14/2014 - 09/03/2014	3,908,201	3,610,290	1.3%
Towergate Finance PLC, 10.500%, 02/15/2019	7,634,000	07/31/2013 – 10/28/2014	11,282,501	1,379,805	0.5%
Towergate Finance PLC, 8.500%, 02/15/2018	4,600,000	08/07/2013 – 08/13/2013	7,425,242	6,097,120	2.2%
Towergate Finance PLC, 5.753%, 02/15/2018	360,000	11/21/2014	448,164	477,166	0.2%
Towergate Finance PLC, REV 1L 05/13, N/A, 11/15/2017	609,801	12/21/2014	851,014	824,341	0.3%

Country Weightings:
(% of Net Assets)

United States	121.2%
United Kingdom	11.3%
Canada	2.9%
Japan	1.4%
Luxembourg	1.3%
Singapore	0.9%
Portugal	0.7%
Cayman Islands	0.0%
139.7%
Liabilities Exceeding Other Assets, Net	(39.7)%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of January 31, 2015 is as follows:

Settlement	Currency to		Currency to		Unrealized
Date	Deliver		Receive		Appreciation
07/09/2015 – 10/09/2015	EUR	3,415,246	USD	4,221,234	$352,605
04/07/2015 - 10/09/2015	GBP	18,000,000	USD	27,292,050	209,751
					$562,356

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at January 31, 2015 is as follows:

	Settlement	Currency to	Currency to	Unrealizded
Counterparty	Date	Deliver	Receive	Appreciation
JPMorgan Chase & Co.	04/07/2015 - 10/09/2015	$30,950,928	$31,513,284	$562,356

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$217,055,474	$—	$217,055,474
Leveraged Loans	—	149,341,777	276,684	149,618,461
Common Stocks	7,637,907	1,527,840	596,785	9,762,532
Preferred Stocks	2,142,635	1,400,674	—	3,543,309
Escrow Unit	—	42,135	—	42,135
Total Investments in Securities	$9,780,542	$369,367,900	$873,469	$380,021,911

Financial Derivative Instruments
Assets — Foreign Currency
Contracts	$—	$562,356	$—	$562,356
Total Financial Derivative Instruments	$—	$562,356	$—	$562,356

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Leveraged Loans	Common Stock
Beginning Balance at October 31, 2014	$—	$—
Purchases	—	662,720
Transfer into Level 3	295,136	—
Settlements	25,219	—
Net Change in Depreciation	(43,671)	(65,935)
Ending Balance as of January 31, 2015	$276,684	$596,785

Net Change in Depreciation on Investments held at January 31, 2015	$(43,671)	$(65,935)

	Fair Value as of
Financial Asset	January 31, 2015	Valuation Technique	Unobservable Inputs	Range
Leveraged Loan	$276,684	Yield Analysis	Yield	24%
			EBIDTA Multiple	10.6	x
			Net Leverage	8.1	x
Common Stock	596,785	Market Comparables	LTM EBIDTA Multiple	7.8	x
			Fwd EBIDTA Multiple	7.3	x
			Illiquidity Discount	10%
		Discounted Cash Flow	WACC	12%
			Exit Multiple LTM EBIDTA	7.5	x
			Illiquidity Discount	10%

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 20, 2015

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	March 20, 2015